Pension obligations - Schedule of Investments by asset class (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Employee Benefits [Abstract]
Cash	$ 126	$ 155
Bonds	4,658	3,065
Shares	564	329
Real estates and mortgages	2,353	1,303
Alternative investments	565	344
Investments by asset class	$ 8,266	$ 5,196